Note 2. Summary of Significant Accounting Policies: Accounts Receivable (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Text Block [Abstract]
Allowance for Doubtful Accounts Receivable	$ 25,177	$ 2,111